UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22171
                                                     ---------

                                  UBS Enso Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                   UBS ENSO FUND
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

  SHARES                                                                                              FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (68.96%)
                    ---------------------------------
                    COMMON STOCK (65.51%)
                    ---------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (1.63%)
   77,625           Dana Holding Corp.  *                                                             $   375,705
                                                                                                      -----------
                    BREWERY (3.31%)
   10,155           Carlsberg A/S - (Denmark) **, (a)                                                     760,889
                                                                                                      -----------
                    BUILDING - HEAVY CONSTRUCTION (0.35%)
1,559,450           PYI Corp., Ltd. - (Bermuda) **                                                         79,335
                                                                                                      -----------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (2.36%)
   87,948           Magnesita Refratarios SA - (Brazil) **                                                542,565
                                                                                                      -----------
                    CASINO HOTELS (1.66%)
2,016,345           NagaCorp Ltd. - (Cayman Islands) **                                                   381,748
                                                                                                      -----------
                    COAL (1.89%)
   14,963           CIC Energy Corp. - (British Virgin Islands) *,**                                       45,176
    8,191           Walter Industries, Inc.  (a)                                                          388,663
                                                                                                      -----------
                                                                                                          433,839
                                                                                                      -----------
                    DENTAL SUPPLIES & EQUIPMENT (1.47%)
   31,151           Align Technology, Inc.  *                                                             337,365
                                                                                                      -----------
                    DIAMONDS - PRECIOUS STONES (4.18%)
   78,660           Gem Diamonds Ltd. - (British Virgin Islands) *,**                                     961,816
                                                                                                      -----------
                    DIVERSIFIED BANKING (0.61%)
    1,093           The Goldman Sachs Group, Inc.                                                         139,904
                                                                                                      -----------
                    DIVERSIFIED MINERALS (2.59%)
  696,555           MagIndustries Corp. - (Canada) *,**                                                   596,186
                                                                                                      -----------
                    E-COMMERCE/SERVICES (1.93%)
   25,660           IAC/Inter Active Corp.  *                                                             443,918
                                                                                                      -----------
                    ELECTRIC - GENERATION (1.02%)
    1,894           MPX Energia SA - (Brazil) *,**                                                        235,652
                                                                                                      -----------
                    ELECTRIC - INTEGRATED (2.13%)
   43,002           Pampa Holding SA - (Argentina) **                                                     489,363
                                                                                                      -----------
                    FOOD - DAIRY PRODUCTS (0.11%)
  177,834           Laep Investments Ltd. - (Bermuda) *,**                                                 24,892
                                                                                                      -----------
                    GOLD MINING (0.44%)
  509,160           Central African Gold PLC - (United Kingdom) *,**                                       28,361
    8,877           Yamana Gold Inc. - (Canada) **                                                         73,945
                                                                                                      -----------
                                                                                                          102,306
                                                                                                      -----------
                    INVESTMENT COMPANIES (0.33%)
   55,841           LonZim PLC - (United Kingdom) *,**                                                     75,645
                                                                                                      -----------
                    LOTTERY SERVICES (0.66%)
1,464,909           Melco LottVentures Ltd. - (Cayman Islands) *,**                                       150,937
                                                                                                      -----------

                                                                   UBS ENSO FUND
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

  SHARES                                                                                              FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL PRODUCTS (3.42%)
    8,491           Covidien Ltd. - (Bermuda) **, (a)                                                 $   456,476
   62,973           Cremer SA - (Brazil) *,**                                                             329,727
                                                                                                      -----------
                                                                                                          786,203
                                                                                                      -----------
                    METAL - DIVERSIFIED (3.29%)
   13,321           Freeport-McMoRan Copper & Gold, Inc.                                                  757,299
  160,786           Titanium Resources Group Ltd. - (British Virgin Islands) *,**                              --
                                                                                                      -----------
                                                                                                          757,299
                                                                                                      -----------
                    MINING SERVICES (0.45%)
    8,431           New World Resources NV - (Netherlands) **                                             103,691
                                                                                                      -----------
                    MULTIMEDIA (2.44%)
   46,781           News Corp.                                                                            560,904
                                                                                                      -----------
                    NON-FERROUS METALS (4.17%)
    8,520           Globe Specialty Metals, Inc.  *,(b)                                                   161,880
  190,437           Talvivaara Mining Company PLC - (Finland) *,**                                        797,688
                                                                                                      -----------
                                                                                                          959,568
                                                                                                      -----------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (8.79%)
   10,437           Anadarko Petroleum Corp.                                                              506,299
  125,308           Dragon Oil PLC - (Ireland) *,**                                                       393,102
   16,748           Gazprom OAO - (Russia) **                                                             524,213
   15,778           Petrobank Energy & Resources Ltd. - (Canada) *,**                                     598,798
                                                                                                      -----------
                                                                                                        2,022,412
                                                                                                      -----------
                    OIL FIELD MACHINERY & EQUIPMENT (1.84%)
  106,745           Sevan Marine ASA - (Norway) *,**, (a)                                                 424,286
                                                                                                      -----------
                    REAL ESTATE MANAGEMENT/SERVICE (1.03%)
   38,730           BR Malls Participacoes - (Brazil) *,**                                                236,924
                                                                                                      -----------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (0.29%)
  100,456           KDD Group NV - (Netherlands) *,**                                                      66,699
                                                                                                      -----------
                    REGISTERED INVESTMENT COMPANY (1.69%)
   11,266           iShares FTSE/Xinhua China 25 Index Fund                                               388,339
                                                                                                      -----------
                    REITS - DIVERSIFIED (1.50%)
  979,357           Frasers Commercial Trust - (Singapore) **                                             345,929
                                                                                                      -----------
                    RUBBER & PLASTIC (2.44%)
  226,027           Cia Providencia Industria e Comercio SA - (Brazil) *,**                               562,446
                                                                                                      -----------
                    SATELLITE TELECOMMUNICATIONS (2.25%)
   21,509           EchoStar Corp.  *                                                                     518,367
                                                                                                      -----------
                    STEEL - PRODUCERS (1.48%)
   30,578           Gerdau SA - (Brazil) **                                                               339,416
                                                                                                      -----------
                    SUGAR (0.06%)
    4,604           Illovo Sugar Ltd. - (South Africa) **                                                  13,844
                                                                                                      -----------

                                                                   UBS ENSO FUND
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

  SHARES                                                                                              FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    TOBACCO (3.70%)
   11,970           Lorillard, Inc.  (a)                                                              $   851,665
                                                                                                      -----------
                    TOTAL COMMON STOCK (Cost $23,336,782)                                              15,070,057
                                                                                                      -----------
                    PARTICIPATION CERTIFICATES (2.73%)
                    ----------------------------------
                    MULTI-LINE INSURANCE (0.43%)
4,181,642           Standard Alliance Insurance PLC, Participation Certificates - (Nigeria) **            100,359
                                                                                                      -----------
                    OIL COMPANIES - INTEGRATED (0.63%)
  104,253           Oando PLC, Participation Certificates - (Nigeria) **                                  144,182
                                                                                                      -----------
                    TOBACCO (1.67%)
  208,040           HSBC Saudi Equity Index 12/22/08, Participation Certificates                          384,439
                                                                                                      -----------
                    TOTAL PARTICIPATION CERTIFICATES (Cost $746,154)                                      628,980
                                                                                                      -----------
                    WARRANTS (0.00%)
                    ----------------
                    BUILDING - HEAVY CONSTRUCTION (0.00%)
  259,908           PYI Corp., Ltd. - (Bermuda) **                                                             --
                                                                                                      -----------
                    TOTAL WARRANTS (Cost $--)                                                                  --
                                                                                                      -----------

NUMBER OF
CONTRACTS                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                    PUT OPTIONS (0.29%)
                    -------------------
                    COMPUTERS - MEMORY DEVICES (0.10%)
      179           Data Domain, Inc., $17.50, 12/20/08 Put                                                 8,502
       38           Data Domain, Inc., $25.00, 01/17/09 Put                                                15,010
                                                                                                      -----------
                                                                                                           23,512
                                                                                                      -----------
                    FOREIGN CURRENCY (0.05%)
  500,000           British Pounds $1.77, 10/31/08 Put                                                     11,350
                                                                                                      -----------
                    PRINTING - COMMERCIAL (0.14%)
       85           Vistaprint Ltd., $35.00, 10/18/08 Put **                                               32,725
                                                                                                      -----------
                    TOTAL PUT OPTIONS (Cost $81,432)                                                       67,587
                                                                                                      -----------
                    CALL OPTIONS (0.43%)
                    --------------------
                    DENTAL SUPPLIES & EQUIPMENT (0.22%)
      267           Align Technology, Inc., $12.50 1/17/09 Call, 0.00%, 01/17/09                           50,730
                                                                                                      -----------
                    INDEX OPTIONS (0.20%)
    1,242           iShares FTSE/Xinhua China 25 Index Fund, $42.00 10/18/08 Call, 0.00%, 10/18/08         46,575
                                                                                                      -----------
                    POULTRY (0.01%)
      158           Pilgrim's Pride Corp., $20.00, 01/17/09 Call, 0.00%, 01/17/09                           1,185
                                                                                                      -----------
                    TOTAL CALL OPTIONS (Cost $177,749)                                                     98,490
                                                                                                      -----------
                    INVESTMENTS IN SECURITIES (Cost $24,342,117)                                       15,865,114
                                                                                                      -----------


                                                                   UBS ENSO FUND
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

                    SECURITIES SOLD, NOT YET PURCHASED ((0.53)%)
                    --------------------------------------------
  SHARES                                                                                              FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    EXCHANGE TRADED FUND SOLD, NOT YET PURCHASED ((0.45)%)
                    ------------------------------------------------------
                    COUNTRY FUND - MEXICO ((0.45)%)
   (2,235)          iShares MSCI Mexico Index Fund                                                    $  (104,307)
                                                                                                      -----------
                    TOTAL EXCHANGE TRADED FUND SOLD, NOT YET PURCHASED (Proceeds $(108,739))             (104,307)
                                                                                                      -----------

NUMBER OF
CONTRACTS                                                                                             FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS ((0.03)%)
                    -------------------------
                    FOREIGN CURRENCY ((0.03)%)
 (500,000)          British Pounds $1.73, 10/31/08 Put                                                     (6,007)
                                                                                                      -----------
                    TOTAL WRITTEN OPTIONS (Proceeds $(1))                                                  (6,007)
                                                                                                      -----------
                    CALL OPTIONS ((0.05)%)
                    ----------------------
                    FOREIGN CURRENCY ((0.05)%)
 (500,000)          British Pounds $1.77, 10/31/08 Call, 0.00%, 10/31/08                                  (12,050)
                                                                                                      -----------
                    TOTAL CALL OPTIONS (Proceeds $(1))                                                    (12,050)
                                                                                                      -----------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(108,741))                             (122,364)
                                                                                                      -----------
                    DERIVATIVE CONTRACTS (1.34%)
                    ----------------------------
                    SWAPS (0.80%)
                    Swap Long Contracts                                                                  (351,486)
                    Swap Short Contracts                                                                  536,117
                                                                                                      -----------
                    TOTAL SWAPS --                                                                        184,631
                                                                                                      -----------
                    CURRENCY FORWARDS (0.54%)
                    Sale Contracts                                                                        124,377
                                                                                                      -----------
                    TOTAL CURRENCY FORWARDS --                                                            124,377
                                                                                                      -----------
                    TOTAL DERIVATIVE CONTRACTS - NET --                                                   309,008
                                                                                                      -----------
TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 69.77%                       16,051,759
                                                                                                      -----------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 30.23%                                                   6,953,709
                                                                                                      -----------
TOTAL NET ASSETS -- 100.00%                                                                           $23,005,467
                                                                                                      ===========

*    Non income-producing security.
**   Foreign
(a) Partially or wholly held ($624,027 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  American Depository Receipt

                                                                   UBS ENSO FUND
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

EQUITY SWAPS
------------

UBS ENSO FUND HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF SEPTEMBER 30, 2008:

    Notional        Maturity                                                                             Unrealized
     Amount           Date                           Description                                 Appreciation/(Depreciation)
---------------    ---------                         -----------                                -----------------------------
       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(148,498.91)              the Aeon Mall CMN Index in an exchange for an amount to be paid
                             monthly, equal to the JPY LIBOR-BBA Monthly plus 40 bps.                          $(6,243)

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(259,544.11)              the Best Buy Co., Inc. Index in an exchange for an amount to be
                             paid monthly, equal to the USD LIBOR-BBA Monthly plus 85 bps.                        $794

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(277,222.22)              the Coloplast 'B' Index in an exchange for an amount to be paid
                             monthly, equal to the EUR EONIA daily plus 75 bps.                                   $989

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(467,306.99)              the Dax Market Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly.                                      $33,208

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(221,376.91)              the Mexico Bolsa Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 175 bps.                           $(111)

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(420,721.02)              the S-Oil Corporation Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 150 BPS.                         $15,580

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(221,135.83)              the Sawai Pharmaceutical Co., Ltd. Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus
                             700 bps.                                                                          $16,862

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(913,243.76)              the ENSO SOUTH AFRICA BESPOKE Index in an exchange for an amount to
                             be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.                  $46,360

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(248,733.70)              the Essilor International SA Index in an exchange for an amount to
                             be paid monthly, equal to the EUR EONIA daily plus 75 bps.                         $2,622

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(473,681.08)              the Grupo Elektra SA Index in an exchange for an amount to be paid
                             monthly, equal to the MXN TIIE FX Monthly plus 300 bps.                           $12,399

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(766,778.03)              the GS CONSUMER BASKET 3 Index in an exchange for an amount to be
                             paid monthly, equal to the USD LIBOR-BBA Monthly plus 175 bps.                    $50,527

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(814,272.87)              the GS CONSUMER BASKET in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 85 bps.                          $33,947

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(395,681.51)              the GS SPG Customized HK Petroleum Basket 3 Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA
                             Monthly plus 275 bps.                                                             $10,460

                                                                   UBS ENSO FUND
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

EQUITY SWAPS (CONTINUED)
------------------------

    Notional        Maturity                                                                             Unrealized
     Amount           Date                           Description                                 Appreciation/(Depreciation)
---------------    ---------                         -----------                                -----------------------------
       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(289,264.27)              the Hamamatsu Photonics KK Index in an exchange for an amount to be
                             paid monthly, equal to the JPY LIBOR-BBA Monthly plus 200 bps.                    $(1,573)

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(198,896.65)              the ITE Group PLC Index in an exchange for an amount to be paid
                             monthly, equal to the GBP LIBOR-BBA Monthly plus 40 bps.                          $16,259

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(288,652.29)              the LG Household & Health Care Ltd. Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus
                             150 bps.                                                                          $(1,752)

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(314,423.02)              the Marine Harvest CMN Index in an exchange for an amount to be
                             paid monthly, equal to the EUR EONIA daily plus 75 bps.                           $32,723

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(427,219.62)              the Martin Marietta Materials Index in an exchange for an amount to
                             be paid monthly, equal to the USD LIBOR-BBA Monthly plus 663 bps.                 $18,645

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(254,407.79)              the Mindray Medical International LTD Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus
                             40 bps.                                                                            $4,498

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(595,325.90)              the SCAP Custom Basket in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 245 bps.                         $31,683

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(254,818.48)              the Muellar Water Products, Inc. Index in an exchange for an amount
                             to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.               $24,956

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(128,643.15)              the Solarworld Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 150 bps.                          $9,894

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(765,055.61)              the Straumann Holding AG Index in an exchange for an amount to be
                             paid monthly, equal to the EUR EONIA daily plus 100 bps.                          $(5,527)

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(107,741.67)              the Sun Hung Kai Properties Ltd. Index in an exchange for an amount
                             to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 150 bps.              $16,880

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(229,436.52)              the VistaPrint Ltd. Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 505 to 510 bps.                   $1,271

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(313,324.70)              the Wal-mart Stores, Inc. Index in an exchange for an amount to be
                             paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.                     $(4,092)

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(520,853.62)              the Ono Pharmeceutical Co., Ltd. Index in an exchange for an amount
                             to be paid monthly, equal to the JPY LIBOR-BBA Monthly plus 50 bps.               $59,323

                                                                   UBS ENSO FUND
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

EQUITY SWAPS (CONTINUED)
------------------------

    Notional        Maturity                                                                             Unrealized
     Amount           Date                           Description                                 Appreciation/(Depreciation)
---------------    ---------                         -----------                                -----------------------------
       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(468,722.11)              the Organizacion Soriana SAB Index in an exchange for an amount to
                             be paid monthly, equal to the MXN TIIE FX Monthly plus 375 bps.                   $49,563

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(160,824.01)              the Oriflame Comsetics SA Index in an exchange for an amount to be
                             paid monthly, equal to the EUR EONIA daily plus 75 bps.                           $34,335

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(448,091.50)              the Watsco, Inc. Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 390 bps.                        $(16,726)

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(377,138.69)              the PPR SA Index in an exchange for an amount to be paid monthly,
                             equal to the EUR EONIA daily plus 75 bps.                                         $47,030

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $(453,817.14)              the Realty Income Corp. Index in an exchange for an amount to be
                             paid monthly, equal to the USD LIBOR-BBA Monthly plus 295 bps.                     $1,334
                                                                                                            ----------
                             Total Swap Short Contracts                                                       $536,117
                                                                                                            ----------
       Buy             *     Agreement with Goldman Sachs & Co., to receive the total return of
   $705,889.49               the Russian Resource Basket in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 55 bps.                        $(124,902)

       Buy             *     Agreement with Goldman Sachs & Co., to receive the total return of
   $358,161.30               the CS EO Gold in an exchange for an amount to be paid monthly,
                             equal to the USD LIBOR-BBA Monthly plus 30 bps.                                  $(25,470)

       Buy             *     Agreement with Goldman Sachs & Co., to receive the total return of
    $41,893.00               the 30-year-USD-CMS in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 650 bps.                         $(1,995)

       Buy             *     Agreement with Goldman Sachs & Co., to receive the total return of
   $202,220.60               the MPX Energia SA Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 60 bps.                         $(99,559)

       Buy             *     Agreement with Goldman Sachs & Co., to receive the total return of
   $188,378.64               the New World Resources NV Index in an exchange for an amount to be
                             paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.                    $(99,560)
                                                                                                            ----------
                             Total Swap Long Contracts                                                       $(351,486)
                                                                                                            ==========
                             Total Swap Contracts                                                             $184,631
                                                                                                            ==========

--------------------
* Perpetual maturity. Resets monthly.

                                                                   UBS ENSO FUND
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


                                                      September 30, 2008
 Investments in Securities - By Country            Percentage of Net Assets (%)
 --------------------------------------           -----------------------------
  United States                                            25.31%
  Brazil                                                    9.77%
  Canada                                                    5.52%
  British Virgin Islands                                    4.38%
  Finland                                                   3.47%
  Denmark                                                   3.31%
  Bermuda                                                   2.58%
  Cayman Islands                                            2.32%
  Russia                                                    2.28%
  Argentina                                                 2.13%
  Norway                                                    1.84%
  Ireland                                                   1.71%
  Singapore                                                 1.50%
  Nigeria                                                   1.06%
  Netherlands                                               0.74%
  United Kingdom                                            0.45%
  South Africa                                              0.06%

(UNAUDITED)
The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:


--------------------------------------------------------------------------------------------------------------------------
                                                         INVESTMENTS IN      SECURITIES SOLD, NOT         OTHER FINANCIAL
VALUATION INPUTS                                           SECURITIES           YET PURCHASED               INSTRUMENTS*
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $ 15,853,764             $ (104,307)                  $       --
--------------------------------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             $     11,350             $  (18,057)                  $  309,008
--------------------------------------------------------------------------------------------------------------------------
LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS           $         --             $       --                   $       --
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                         $         --             $       --                   $       --
--------------------------------------------------------------------------------------------------------------------------
   TOTAL                                                  $ 15,865,114             $ (122,364)                  $  309,008
--------------------------------------------------------------------------------------------------------------------------

*    Other Financial Instruments include Swap Contracts.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Enso Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.